Income Taxes (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses carryforwards	$ 2,338,356	$ 1,335,779
Operating lease liabilities	441,462
Total deferred tax assets, gross	2,779,818	1,335,779
Less: valuation allowance	(30,410)	(81,232)
Deferred tax assets	2,749,408	1,254,547
Deferred tax liabilities
Operating lease right-of-use assets	420,137
Total deferred tax assets, net	$ 2,329,271	$ 1,254,547